Kovitz Core Equity ETF
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — 98.19% Shares Fair Value
Communications — 9.81%
Alphabet, Inc., Class A 23,958 $ 8,097,804
Alphabet, Inc., Class C 172,071 58,251,195
Meta Platforms, Inc., Class A 62,678 44,908,787
Universal Music Group NV - ADR 1,656,771 20,245,742
131,503,528
Consumer Discretionary — 10.53%
Amazon.com, Inc.
(a)
265,745 63,592,779
CarMax, Inc.
(a)
266,985 11,891,512
Copart, Inc.
(a)
670,164 27,195,255
Floor & Decor Holdings, Inc., Class A
(a)
146,560 9,667,098
Lowe's Companies, Inc. 107,599 28,735,388
141,082,032
Consumer Staples — 5.87%
Dollar Tree, Inc.
(a)
147,736 17,372,276
Philip Morris International, Inc. 341,370 61,255,433
78,627,709
Financials — 20.25%
American Express Co. 34,807 12,257,981
Aon PLC, Class A 154,752 54,107,489
Berkshire Hathaway, Inc., Class B
(a)
44,732 21,495,068
Charles Schwab Corp. (The) 513,447 53,357,412
Intercontinental Exchange, Inc. 367,623 63,885,525
Ryan Specialty Group Holdings, Inc. 354,850 17,132,158
Visa, Inc., Class A 152,831 49,185,601
271,421,234
Health Care — 15.74%
Abbott Laboratories 5,812 635,252
Alcon, Inc. 489,388 39,630,640
Becton, Dickinson and Co. 286,179 58,231,703
Cooper Companies, Inc. (The)
(a)
407,293 33,145,504
Thermo Fisher Scientific, Inc. 82,895 47,963,876
Waters Corp.
(a)
84,742 31,415,554
211,022,529
Industrials — 12.61%
Amentum Holdings, Inc.
(a)
930,531 33,294,399
Ashtead Group PLC - ADR 615,291 38,984,838
Hayward Holdings, Inc.
(a)
825,529 13,324,038
Jacobs Solutions, Inc. 282,610 38,225,829
PACCAR, Inc. 367,340 45,149,759
168,978,863
Technology — 23.38%
Advanced Micro Devices, Inc.
(a)
117,447 27,803,228
Analog Devices, Inc. 131,273 40,810,151
Apple, Inc. 71,564 18,569,427
Applied Materials, Inc. 106,526 34,335,461
Arista Networks, Inc.
(a)
177,234 25,121,147

Kovitz Core Equity ETF
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS — 98.19% - (continued) Shares Fair Value
Technology — 23.38% - (continued)
Keysight Technologies, Inc.
(a)
185,866 $ 40,208,392
Microsoft Corp. 119,996 51,633,078
Motorola Solutions, Inc. 105,339 42,403,161
Salesforce, Inc. 153,488 32,583,968
313,468,013
Total Common Stocks/Investments — 98.19% (Cost $964,070,348) 1,316,103,908
Other Assets in Excess of Liabilities — 1.81% 24,227,194
NET ASSETS — 100.00% $ 1,340,331,102
(a) Non-income producing security.
ADR - American Depositary Receipt